Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash flows from operating activities:
Net loss	$ (12,615)	$ (14,443)	$ (12,625)
Adjustments required to reconcile net loss to net cash used in operating activities:
Depreciation of property, plant and equipment and amortization	14	12	14
Decrease in operating lease right of use asset	55	9	28
Change in prepaid expenses, and other current assets	128	4,275	221
Share-based payment	398	355	385
Share-based payment in exchange for services	68
Changes in fair value of short-term investment	(162)	(11)	209
Decrease in operating lease liability	(63)	(8)	(33)
Interest on bank deposits	(12)
non-cash financial expenses (income), net	(34)	23	(2)
Increase (decrease) in trade payable	393	(1,595)	1,085
Increase (decrease) in deferred revenues	1,398	(401)	146
Increase (decrease) in other accounts payable	574	(279)	(512)
Net cash used in operating activities	(9,858)	(12,063)	(11,084)
Cash flows from investing activities:
Purchase of property, plant and equipment	(11)	(26)	(3)
Investment in short-term deposits	(14,500)
Net cash used in investing activities	(14,511)	(26)	(3)
Cash flows from financing activities:
Issuance of share capital and warrants, net of issuance expenses	20,457	17,683	10,167
Net cash provided by financing activities	20,457	17,683	10,167
Exchange differences on balances of cash and cash equivalents	34	(23)	2
Increase (decrease) in cash and cash equivalents	(3,878)	5,571	(918)
Cash and cash equivalents at the beginning of the year	8,268	2,697	3,615
Cash and cash equivalents at the end of the year	4,390	8,268	2,697
Non-cash activities:
Lease liabilities arising from obtaining right-of-use-assets	120	29	76
Deemed Dividend	2,590	715
Supplemental disclosure of cash flow information:
Cash paid during the year for interest	$ 18	$ 23	$ 29